Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingent Liabilities [Abstract]
Schedule of future minimum aggregate office space commitment under non-cancelable agreements
As of ended December 31,	Office space

2018	$77,981
2019	60,623
2020	43,265
2021	3,605
$185,474